Stockholders' Deficit - Schedule of Common Stock Reserved for Future Issuance (Details)	Oct. 23, 2025	Sep. 30, 2025 shares	Dec. 31, 2024 shares
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		33,665,413	18,205,700
Subsequent Event
Class of Stock [Line Items]
Stockholders' equity note, stock split, conversion ratio	3
Common stock warrants
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		30,269,843	9,421,526
Potential shares from Pre-Paid Advance
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			5,663,743
Merger earnout consideration shares
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		2,000,000	2,000,000
Options outstanding under the 2024 Incentive Plan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		1,140,978	739,645
Options available under the 2024 Incentive Plan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		57,857	46,386
Potential shares from Cable Car Loan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			250,000
Potential shares from convertible notes
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		88,402	84,400